SEGMENT INFORMATION - Summary of Selected Financial Information Relating to Group's Segments (Details)	9 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
SEGMENT INFORMATION
Net revenues	¥ 178,985,729	$ 25,141,976	¥ 167,144,553
Operating cost and expenses:
Cost of revenues	98,916,478	13,894,715	89,543,642
Research and development	2,359,214	331,397	2,924,091
Selling and marketing	62,573,843	8,789,696	72,387,180
Unallocated corporate expenses	60,131,363	8,446,602	62,414,642
Provision for loan receivable and other receivables	(3,781,662)	(531,207)
Total operating cost and expenses	220,199,236		227,269,555
Other operating income, net	118,602	16,660	86,586
Loss from operations	(41,094,905)	(5,772,567)	(60,038,416)
Unallocated other income, net	12,104,433		860,197
Loss before income taxes	(28,990,472)	$ (4,072,267)	(59,160,520)
Overseas art study services
SEGMENT INFORMATION
Net revenues	168,334,231		157,985,211
Operating cost and expenses:
Cost of revenues	88,774,573		84,521,064
Research and development	2,345,997		2,703,386
Selling and marketing	60,099,090		67,002,262
Total operating cost and expenses	151,219,660		154,226,712
Other operating income, net	62,187		36,439
Loss from operations	17,176,758		3,794,938
Other educational services
SEGMENT INFORMATION
Net revenues	10,651,498		9,159,342
Operating cost and expenses:
Cost of revenues	10,076,345		4,915,758
Research and development	10,887		59,066
Selling and marketing	2,451,100		5,323,802
Total operating cost and expenses	12,538,332		10,298,626
Loss from operations	(1,886,834)		(1,139,284)
Others
Operating cost and expenses:
Cost of revenues	65,560		106,820
Research and development	2,330		161,639
Selling and marketing	23,653		61,116
Provision for loan receivable and other receivables	(3,781,662)
Total operating cost and expenses	(3,690,119)		329,575
Other operating income, net	56,415		50,147
Loss from operations	¥ 3,746,534		¥ (279,428)